UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 90.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.36%, with maturity at 2038(1)	$4,692	$5,036,773
2.364%, with maturity at 2036(1)	4,219	4,510,638
2.879%, with maturity at 2035(1)	7,207	7,658,298
2.904%, with maturity at 2034(1)	1,738	1,851,278
4.50%, with maturity at 2035	5,227	5,567,010
5.00%, with various maturities to 2018	1,974	2,090,765
5.50%, with various maturities to 2032	3,196	3,389,934
6.00%, with various maturities to 2035	13,710	15,393,542
6.50%, with various maturities to 2036	35,581	40,357,539
6.87%, with maturity at 2024	105	117,723
7.00%, with various maturities to 2035	20,747	23,787,955
7.09%, with maturity at 2023	433	491,193
7.25%, with maturity at 2022	640	728,068
7.31%, with maturity at 2027	139	163,567
7.50%, with various maturities to 2035	17,840	21,133,577
7.63%, with maturity at 2019	141	151,376
7.75%, with maturity at 2018	11	11,862
7.78%, with maturity at 2022	83	95,278
7.85%, with maturity at 2020	111	120,310
8.00%, with various maturities to 2028	4,445	4,978,645
8.13%, with maturity at 2019	271	299,189
8.15%, with various maturities to 2021	161	180,822
8.25%, with maturity at 2017	25	27,229
8.50%, with various maturities to 2031	4,275	4,986,482
9.00%, with various maturities to 2027	2,478	2,665,427
9.25%, with maturity at 2017	17	17,928
9.50%, with various maturities to 2026	944	1,062,732
10.50%, with maturity at 2020	333	378,917
11.00%, with maturity at 2015	5	5,589

		$147,259,646

Federal National Mortgage Association:
1.917%, with various maturities to 2026(1)	$1,838	$1,884,223
1.932%, with various maturities to 2035(1)	20,442	21,144,636
1.951%, with various maturities to 2033(1)	2,666	2,767,079
1.988%, with maturity at 2022(1)	925	942,590
2.018%, with maturity at 2035(1)	1,319	1,359,739
2.021%, with maturity at 2031(1)	1,777	1,813,965
2.239%, with maturity at 2037(1)	4,288	4,478,450
2.261%, with maturity at 2040(1)	1,370	1,446,497
2.394%, with maturity at 2036(1)	4,878	5,228,175
2.571%, with maturity at 2036(1)	1,128	1,163,587
3.004%, with maturity at 2036(1)	1,221	1,261,341
3.508%, with maturity at 2021(1)	864	895,338
3.645%, with maturity at 2034(1)	4,826	5,246,805
3.714%, with maturity at 2036(1)	353	374,945
3.737%, with maturity at 2035(1)	5,294	5,755,942
3.888%, with maturity at 2036(1)	16,665	18,119,325
3.95%, with maturity at 2034(1)	4,518	4,911,824
4.188%, with maturity at 2035(1)	5,193	5,727,084
4.67%, with maturity at 2034(1)	12,868	14,172,326

Security	Principal Amount (000’s omitted)		Value
5.00%, with maturity at 2027	$288		$317,176
5.50%, with various maturities to 2030	2,339		2,493,515
6.00%, with various maturities to 2038	16,479		18,558,330
6.457%, with maturity at 2025(2)	133		145,840
6.50%, with various maturities to 2038	119,764		136,666,624
7.00%, with various maturities to 2036	66,086		76,013,470
7.50%, with various maturities to 2032	5,578		6,538,531
7.875%, with maturity at 2021	479		549,968
8.00%, with various maturities to 2032	23,655		28,412,465
8.021%, with maturity at 2030(2)	9		11,402
8.25%, with maturity at 2025	195		227,473
8.33%, with maturity at 2020	331		368,081
8.485%, with maturity at 2021(2)	47		54,010
8.50%, with various maturities to 2032	4,054		4,848,719
9.00%, with various maturities to 2030	523		615,043
9.415%, with maturity at 2020(2)	5		5,646
9.50%, with various maturities to 2030	1,049		1,207,806
9.589%, with maturity at 2021(2)	40		44,340
9.644%, with maturity at 2025(2)	17		19,251
9.75%, with maturity at 2019	10		11,082
9.838%, with maturity at 2021(2)	44		50,996
9.935%, with maturity at 2025(2)	12		13,286
9.993%, with maturity at 2023(2)	29		33,222
10.069%, with maturity at 2025(2)	4		4,700
10.102%, with maturity at 2021(2)	31		34,530
11.00%, with maturity at 2020	122		130,243
11.255%, with maturity at 2021(2)	3		2,760
11.499%, with maturity at 2019(2)	6		6,521
11.90%, with maturity at 2018(2)	2		2,100
12.679%, with maturity at 2015(2)	2		2,414

			$376,083,415

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$223		$229,035
2.00%, with maturity at 2026(1)	252		262,517
6.00%, with various maturities to 2033	34,175		38,910,863
6.10%, with maturity at 2033	8,660		9,689,838
6.50%, with various maturities to 2034	9,150		10,553,441
7.00%, with various maturities to 2034	22,661		26,124,046
7.25%, with maturity at 2022	0	(6)	275
7.50%, with various maturities to 2025	3,364		3,874,012
8.00%, with various maturities to 2027	4,935		5,710,656
8.25%, with maturity at 2019	61		67,626
8.30%, with maturity at 2020	21		23,068
8.50%, with various maturities to 2018	520		559,139
9.00%, with various maturities to 2027	3,911		4,819,656
9.50%, with various maturities to 2026	2,308		2,763,146

			$103,587,318

Total Mortgage Pass-Throughs (identified cost $607,153,185)			$626,930,379

Collateralized Mortgage Obligations — 4.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$146	$167,852
Series 1822, Class Z, 6.90%, 3/15/26	714	800,175
Series 1829, Class ZB, 6.50%, 3/15/26	298	328,783
Series 1896, Class Z, 6.00%, 9/15/26	367	402,329
Series 2075, Class PH, 6.50%, 8/15/28	177	197,829
Series 2091, Class ZC, 6.00%, 11/15/28	642	717,295
Series 2102, Class Z, 6.00%, 12/15/28	168	188,720
Series 2115, Class K, 6.00%, 1/15/29	1,225	1,353,195
Series 2142, Class Z, 6.50%, 4/15/29	404	462,219
Series 2245, Class A, 8.00%, 8/15/27	5,594	6,642,048

		$11,260,445

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$164	$185,909
Series G92-44, Class ZQ, 8.00%, 7/25/22	113	120,830
Series G93-36, Class ZQ, 6.50%, 12/25/23	6,830	7,682,636
Series 1993-16, Class Z, 7.50%, 2/25/23	226	256,286
Series 1993-39, Class Z, 7.50%, 4/25/23	647	740,734
Series 1993-45, Class Z, 7.00%, 4/25/23	769	872,062
Series 1993-149, Class M, 7.00%, 8/25/23	241	269,420
Series 1993-178, Class PK, 6.50%, 9/25/23	526	583,725
Series 1993-250, Class Z, 7.00%, 12/25/23	54	55,512
Series 1994-40, Class Z, 6.50%, 3/25/24	539	597,959
Series 1994-42, Class K, 6.50%, 4/25/24	2,449	2,719,821
Series 1994-82, Class Z, 8.00%, 5/25/24	966	1,111,609
Series 1997-81, Class PD, 6.35%, 12/18/27	343	383,357
Series 2000-49, Class A, 8.00%, 3/18/27	549	641,155
Series 2001-81, Class HE, 6.50%, 1/25/32	1,215	1,358,374
Series 2002-1, Class G, 7.00%, 7/25/23	331	369,821
Series 2005-37, Class SU, 28.58%, 3/25/35(3)	1,785	2,545,813

		$20,495,023

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$351	$402,891

		$402,891

Total Collateralized Mortgage Obligations (identified cost $29,742,838)		$32,158,359

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,226,417
5.75%, 6/12/26	2,720	3,375,022

Total U.S. Government Agency Obligations (identified cost $7,416,931)		$8,601,439

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,207,814

Total U.S. Treasury Obligations (identified cost $6,165,479)		$8,207,814

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$12,721	$12,721,272

Total Short-Term Investments (identified cost $12,721,272)		$12,721,272

Total Investments — 99.2% (identified cost $663,199,705)		$688,619,263

Other Assets, Less Liabilities — 0.8%		$5,207,811

Net Assets — 100.0%		$693,827,074

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $12,432.

(6)	Principal amount is less than $500.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$672,692,688

Gross unrealized appreciation	$21,776,164
Gross unrealized depreciation	(5,849,589)

Net unrealized appreciation	$15,926,575

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/14	260 U.S. 10-Year Treasury Note	Short	$(32,500,001)	$(32,398,438)	$101,563
9/14	95 U.S. Ultra-Long Treasury Bond	Long	14,107,500	14,330,156	222,656

					$324,219

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
CME Group, Inc.	$1,000	Receives	3-month USD- LIBOR-BBA	1.664%	2/24/19	$(1,960)

						$(1,960)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(538,300)
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	2,774,500

						$2,236,200

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended July 31, 2014 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$200,000,000	$2,530,000
Swaptions expired	(200,000,000)	(2,530,000)

Outstanding, end of period	$—	$—

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$324,219	(1)	$—
Swap contracts	2,774,500		(538,300)
Swap contracts (centrally cleared)	—		(1,960)

Total	$3,098,719		$(540,260)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$626,930,379	$—	$626,930,379
Collateralized Mortgage Obligations	—	32,158,359	—	32,158,359
U.S. Government Agency Obligations	—	8,601,439	—	8,601,439
U.S. Treasury Obligations	—	8,207,814	—	8,207,814
Short-Term Investments	—	12,721,272	—	12,721,272
Total Investments	$—	$688,619,263	$—	$688,619,263
Futures Contracts	$324,219	$—	$—	$324,219
Swap Contracts	—	2,774,500	—	2,774,500
Total	$324,219	$691,393,763	$—	$691,717,982

Liability Description
Swap Contracts	$—	$(540,260)	$—	$(540,260)
Total	$—	$(540,260)	$—	$(540,260)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014